Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
97,283	iShares 20+ Year Treasury Bond ETF	$9,966,643	2.0
197,078	iShares MSCI EAFE Small-Cap ETF	9,613,465	1.9

	Total Exchange-Traded Funds
	(Cost $27,822,276)	19,580,108	3.9

MUTUAL FUNDS: 95.3%
	Affiliated Investment Companies: 95.3%
4,886,740	Voya Emerging Markets Index Portfolio - Class P2	44,762,538	8.9
11,093,015	Voya International Index Portfolio - Class P2	94,512,487	18.7
2,492,062	Voya Russell Mid Cap Index Portfolio - Class P2	25,169,827	5.0
2,522,564	Voya Russell Small Cap Index Portfolio - Class P2	30,447,343	6.0
648,159	Voya U.S. Bond Index Portfolio - Class P2	5,865,840	1.2
18,688,424	Voya U.S. Stock Index Portfolio - Class P2	280,513,242	55.5

	Total Mutual Funds
	(Cost $597,969,998)	481,271,277	95.3

	Total Investments in Securities (Cost $625,792,274)	$500,851,385	99.2
	Assets in Excess of Other Liabilities	4,077,758	0.8
	Net Assets	$504,929,143	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$19,580,108	$–	$–	$19,580,108
Mutual Funds	481,271,277	–	–	481,271,277
Total Investments, at fair value	$500,851,385	$–	$–	$500,851,385
Other Financial Instruments+
Futures	3,066,103	–	–	3,066,103
Total Assets	$503,917,488	$–	$–	$503,917,488
Liabilities Table
Other Financial Instruments+
Futures	$(2,173,240)	$–	$–	$(2,173,240)
Total Liabilities	$(2,173,240)	$–	$–	$(2,173,240)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$52,960,763	$24,483,897	$(12,754,677)	$(19,927,445)	$44,762,538	$1,133,909	$(724,795)	$1,899,190
Voya International Index Portfolio - Class P2	121,679,985	34,333,953	(20,574,427)	(40,927,024)	94,512,487	4,037,501	523,130	-
Voya Russell Mid Cap Index Portfolio - Class P2	30,743,404	7,368,003	(2,177,658)	(10,763,922)	25,169,827	304,169	550,998	2,162,134
Voya Russell Small Cap Index Portfolio - Class P2	35,467,036	11,673,263	(4,528,258)	(12,164,698)	30,447,343	317,033	(646,097)	2,837,560
Voya U.S. Bond Index Portfolio - Class P2	18,409,582	3,967,163	(16,566,970)	56,065	5,865,840	133,890	(1,618,903)	-
Voya U.S. Stock Index Portfolio - Class P2	349,313,537	96,281,751	(42,410,408)	(122,671,638)	280,513,242	158,456	12,056,995	27,663,499
	$608,574,307	$178,108,030	$(99,012,398)	$(206,398,662)	$481,271,277	$6,084,958	$10,141,328	$34,562,383

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	117	12/16/22	$9,768,330	$(1,425,903)
U.S. Treasury 2-Year Note	15	12/30/22	3,080,859	(47,020)
U.S. Treasury Ultra Long Bond	76	12/20/22	10,412,000	(700,317)
			$23,261,189	$(2,173,240)
Short Contracts:
MSCI EAFE Index	(58)	12/16/22	(4,815,740)	529,725
S&P 500® E-Mini	(96)	12/16/22	(17,287,200)	2,536,378
			$(22,102,940)	$3,066,103

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $628,434,373.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,066,103
Gross Unrealized Depreciation	(129,756,228)
Net Unrealized Depreciation	$(126,690,125)